SCHEDULE OF FUTURE MINIMUM PAYMENT FOR LONG-TERM LOANS (Details) - JPY (¥) ¥ in Thousands	Sep. 30, 2024	Mar. 31, 2024
Debt Disclosure [Abstract]
Year 1	¥ 866,129
Year 2	5,907,975	¥ 6,081,641
Year 3	702,532	3,572,131
Year 4	416,079	510,544
Year 5	155,077	140,822
Year 5 & Thereafter	568,714
Year 6		138,395
Year 6 & Thereafter		268,489
Total	¥ 8,616,506	¥ 10,712,022